Consolidated statements of comprehensive loss - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Loss for the year	R$ (722,367)	R$ (4,213,208)	R$ (10,834,709)
Other comprehensive income that may be reclassified to profit or loss in subsequent periods:
Cash flow hedges	0	0	159,261
Post-employment benefit	(518)	5,144	655
Total comprehensive loss	R$ (722,885)	R$ (4,208,064)	R$ (10,674,793)